RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-term Debt [Line Items]
Total	$ 603,500	$ 603,500	$ 603,500
Notes Payable Due On December 312012 [Member]
Short-term Debt [Line Items]
Total	3,500	3,500	3,500
Notes Payable Due On May 252022 [Member]
Short-term Debt [Line Items]
Total	250,000	250,000	250,000
Notes Payable Due On April 082022 [Member]
Short-term Debt [Line Items]
Total	$ 350,000	$ 350,000	$ 350,000